Schedule of right-of-use asset (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Asset And Lease Liability
Balance, Cost		$ 3,206,581
Disposal		(3,206,581)
Additions			3,208,882
Foreign exchange			(2,301)
Balance, Cost			3,206,581
Balance, Depreciation	207,328	207,328
Depreciation charge for the year	262,464		207,328
Disposals	(471,659)
Foreign exchange	1,867
Balance, Depreciation			207,328
Net book value			$ 2,999,253